Derivatives - Schedule Of Cash Flow Hedging Instruments Statements Of Financial Performance And Financial Position Location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Sep. 30, 2022	Oct. 01, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Expense	$ 12,165	$ (209)	$ 19,516	$ (748)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Expense	$ 1,045